Prime Reserves
                              PORTFOLIO OF INVESTMENTS
THE GALAXY FUND               January 31, 1999 (unaudited)

                                              Value
   Par Value                                (Note 2)
   ---------                                --------
U.S. GOVERNMENT AND
AGENCY OBLIGATIONS - 51.50%

              Federal Home Loan
              Mortgage Corporation - 22.41%

$ 84,562,000  4.85%, 02/05/99 (A)...... $  84,515,957
  50,000,000  4.88%, 02/09/99 (A)......    49,945,333
  50,000,000  5.04%, 02/12/99 (A)......    49,923,000
  63,794,000  4.90%, 02/16/99 (A)......    63,666,096
  75,000,000  5.03%, 02/18/99 (A)......    74,821,618
  50,000,000  4.88%, 02/22/99 (A)......    49,856,208
  15,000,000  4.87%, 02/23/99 (A)......    14,954,992
  73,500,000  4.82%, 02/24/99 (A)......    73,272,070
 110,000,000  5.05%, 02/25/99 (A)......   109,629,500
  80,000,000  5.02%, 02/26/99 (A)......    79,720,764
  50,000,000  5.00%, 03/05/99 (A)......    49,777,778
  30,000,000  4.69%, 03/15/99 (A)......    29,835,850
  40,000,000  4.98%, 03/26/99 (A)......    39,706,733
  35,000,000  4.78%, 03/30/99 (A)......    34,735,385
  30,000,000  4.68%, 04/22/99 (A)......    29,688,000
  40,000,000  4.96%, 08/27/99 (C)......    39,967,302
                                        -------------
                                          874,016,586
                                        -------------
              Federal National
              Mortgage Association (A) - 20.74%

  72,661,000  4.90%, 02/01/99..........    72,661,000
  60,000,000  4.98%, 02/02/99..........    59,991,642
  32,316,000  4.97%, 02/05/99..........    32,298,172
  25,000,000  5.04%, 02/08/99..........    24,975,500
  30,000,000  5.03%, 02/11/99..........    29,958,083
  35,000,000  5.06%, 02/16/99..........    34,926,208
  50,000,000  4.91%, 02/19/99..........    49,877,375
  50,000,000  4.93%, 02/22/99..........    49,856,208
  30,000,000  4.95%, 03/03/99..........    29,875,000
  28,586,000  4.87%, 03/05/99..........    28,462,254
  90,000,000  4.75%, 04/01/99..........    89,283,314
  50,000,000  4.75%, 04/06/99..........    49,577,778
  90,000,000  4.76%, 04/07/99..........    89,226,500
  35,000,000  4.76%, 04/08/99..........    34,694,567
  50,000,000  4.78%, 04/13/99..........    49,528,639
  45,000,000  4.69%, 04/29/99..........    44,489,963
  40,000,000  4.64%, 06/15/99..........    39,309,156
                                        -------------
                                          808,991,359
                                        -------------
              Federal Home
              Loan Bank (A) - 7.53%

  44,273,000  5.03%, 02/03/99..........    44,260,628
  60,000,000  5.04%, 02/10/99..........    59,924,400
  35,000,000  4.92%, 02/12/99..........    34,947,383
  25,000,000  5.04%, 02/17/99..........    24,944,000


                                              Value
   Par Value                                (Note 2)
   ---------                                --------
              Federal Home
              Loan Bank (continued)

$ 80,000,000  4.77%, 02/19/99..........   $79,808,200
  50,000,000  4.92%, 02/26/99..........    49,827,431
                                        -------------
                                          293,712,042
                                        -------------
              Federal Farm
              Credit Bank - 0.82%

  32,000,000  4.90%, 03/01/99..........    32,003,813
                                        -------------

              Total U.S. Government and
              Agency Obligations....... 2,008,723,800
              (Cost $2,008,723,800)     -------------

COMMERCIAL PAPER (A) - 28.47%

              Finance - 13.80%

  50,000,000  AIG Funding, Inc.
              4.80%, 02/01/99..........    50,000,000
  50,000,000  Associates Corp.
              of North America
              4.80%, 02/01/99..........    50,000,000
  50,000,000  Associates Corp.
              of North America
              5.20%, 03/04/99..........    49,776,111
  25,000,000  Diageo Capital PLC
              5.17%, 02/03/99 (B)......    24,992,819
  50,000,000  Ford Motor Credit Co.
              5.11%, 02/04/99..........    49,978,708
  30,000,000  Ford Motor Credit Co.
              4.81%, 04/09/99..........    29,731,442
  50,000,000  Ford Motor Credit Co.
              4.78%, 04/23/99..........    49,462,250
  40,000,000  General Electric Capital Corp.
              5.16%, 02/18/99..........    39,902,533
  40,000,000  General Electric Capital Corp.
              5.07%, 03/12/99..........    39,780,300
  25,000,000  General Electric Capital Corp.
              5.06%, 03/31/99..........    24,796,195
  30,000,000  General Electric Capital Corp.
              4.79%, 04/19/99..........    29,692,642
 100,000,000  General Motors
              Acceptance Corp.
              4.82%, 02/01/99..........   100,000,000
                                        -------------
                                          538,113,000
                                        -------------
              Consumer Staples - 6.73%

  14,600,000  Heinz (H.J.) Co.
              5.17%, 02/02/99..........    14,597,903

                       See Notes to Financial Statements.

                              Prime Reserves
                              PORTFOLIO OF INVESTMENTS (continued)
THE GALAXY FUND               January 31, 1999 (unaudited)

                                              Value
   Par Value                                (Note 2)
   ---------                                --------
              Consumer Staples (continued)

$ 34,000,000  Heinz (H.J.) Co.
              5.22%, 02/12/99.......... $  33,945,770
  30,000,000  Heinz (H.J.) Co.
              4.80%, 03/10/99..........    29,852,000
  50,000,000  Lilly (Eli) & Co.
              4.78%, 03/12/99..........    49,741,083
  40,000,000  Proctor & Gamble Co.
              5.14%, 02/11/99..........    39,942,889
  25,000,000  Proctor & Gamble Co.
              4.75%, 04/23/99..........    24,732,813
  20,000,000  Proctor & Gamble Co.
              4.75%, 04/26/99..........    19,778,333
  50,000,000  Sara Lee Corp.
              4.83%, 02/09/99..........    49,946,333
                                        -------------
                                          262,537,124
                                        -------------

              Chemical and Drugs - 3.20%

  25,000,000  duPont (E.I.) deNemours & Co.
              4.75%, 04/29/99..........    24,713,021
  30,000,000  Pfizer, Inc.
              5.13%, 02/08/99 (B)......    29,970,075
  50,000,000  Pfizer, Inc.
              5.21%, 02/11/99 (B)......    49,927,639
  20,000,000  Pfizer, Inc.
              5.15%, 02/12/99 (B)......    19,968,528
                                        -------------
                                          124,579,263
                                        -------------
              Utilities - 3.00%

  24,500,000  Emerson Electric Co.
              5.07%, 02/16/99..........    24,448,244
  14,850,000  National Rural
              Utilities Cooperative
              5.10%, 02/11/99..........    14,828,963
  40,000,000  National Rural
              Utilities Cooperative
              5.12%, 02/23/99..........    39,874,844
  25,000,000  National Rural
              Utilities Cooperative
              5.03%, 03/11/99..........    24,867,264
  13,050,000  National Rural
              Utilities Cooperative
              4.77%, 03/16/99..........    12,975,648
                                        -------------
                                          116,994,963
                                        -------------

                                              Value
   Par Value                                (Note 2)
   ---------                                --------

              Technology - 1.05%

$ 41,000,000  Lucent Techologies, Inc.
              5.13%, 02/04/99.......... $  40,982,473
                                        -------------
              Basic Materials - 0.69%

  27,000,000  Minnesota Mining &
              Manufacturing Co.
              4.76%, 02/19/99..........    26,935,740
                                        -------------

              Total Commercial Paper... 1,110,142,563
              (Cost $1,110,142,563)     -------------

CORPORATE NOTES AND BONDS (C) - 15.57%

              Banking - 11.06%

  31,095,000  Bank One Corp., MTN
              5.17%, 03/18/99..........    31,104,219
  36,405,000  Bank One Corp., MTN
              5.20%, 09/15/99..........    36,416,005
  50,000,000  Comerica Bank, Bank Note
              4.94%, 11/23/99..........    49,984,070
  50,000,000  First Union National Bank,
              Bank Note
              5.42%, 11/22/99..........    49,992,805
  50,000,000  First Union National Bank
              Bank Note
              5.29%, 11/29/99..........    50,000,000
  50,000,000  Huntington National Bank,
              Bank Note
              5.25%, 12/01/99..........    49,985,290
  50,000,000  Huntington National Bank,
              Bank Note
              5.28%, 12/03/99..........    50,000,000
  44,000,000  Key Bank N.A., MTN
              5.00%, 06/10/99..........    43,991,974
  20,000,000  Morgan Guaranty
              Trust Co., MTN
              4.96%, 11/29/99..........    19,994,100
  50,000,000  NationsBank, Bank Note
              4.96%, 12/15/99..........    49,982,912
                                        -------------
                                          431,451,375
                                        -------------

                       See Notes to Financial Statements.

                              Prime Reserves
                              PORTFOLIO OF INVESTMENTS (continued)
THE GALAXY FUND               January 31, 1999 (unaudited)

                                              Value
   Par Value                                (Note 2)
   ---------                                --------
              Finance - 4.51%

$ 91,000,000  Deere (John) Capital
              Corp., MTN
              5.21%, 12/08/99.......... $  90,969,703
  85,000,000  International Business
              Machines Corp., MTN
              5.21%, 12/07/99..........    85,000,000
                                        --------------
                                          175,969,703
                                        --------------
              Total Corporate Notes
              and Bonds................   607,421,078
              (Cost $607,421,078)       --------------

ASSET-BACKED SECURITIES - 1.70%

  36,394,233  Daimler-Benz
              Vehicle Owner Trust
              Series 1998-A, Class A1
              5.27%, 01/03/00..........    36,394,233
  30,000,000  Honda Auto Receivables
              Owner Trust
              Series 1999-1, Class A1
              4.97%, 02/15/00..........    30,000,000
                                        --------------
              Total Asset-Backed
              Securities...............    66,394,233
              (Cost $66,394,233)        --------------

REPURCHASE AGREEMENT - 2.57%

 100,316,000  J.P. Morgan Repurchase
              Agreement, 4.72%, 02/01/99,
              Dated 01/29/99 Repurchase
              Price $100,355,458
              (Collateralized by
              U.S. Treasury Notes
              5.375% - 6.50%, Due 07/31/00
              thru 08/15/02,
              Total Par $95,922,000
              Market Value $102,323,085)  100,316,000
                                       --------------

              Total Repurchase
              Agreement................   100,316,000
              (Cost $100,316,000)      --------------

                                              Value
     Shares                                 (Note 2)
    --------                                --------
INVESTMENT COMPANIES - 0.30%

   1,865,000  Dreyfus Cash
              Manangement Fund......... $   1,865,000
   9,635,665  Prime Obligation
              Money Market Fund........     9,635,665
                                       --------------
              Total Investment
              Companies................    11,500,665
              (Cost $11,500,665)       --------------

Total Investments - 100.11%............ 3,904,498,339
(Cost $3,904,498,339)*                 --------------

Net Other Assets and Liabilities -
   (0.11)%  ...........................    (4,456,707)
                                       --------------
Net Assets - 100.00%...................$3,900,041,632
                                       ==============

-------------------------------
*    Aggregate cost for federal tax purposes.

(A)  Discount yield at time of purchase.

(B) Securities exempt from registration under Section 4(2) of the Securities Act of 1933, as amended. These securities may only be resold, in transactions exempt from registration, to qualified buyers. At January 31, 1999, these securities amounted to $124,859,061 or 3.20% of net assets.

(C) Variable rate securities. The rates shown reflect rates in effect at January 31, 1999.

MTN  Medium Term Note

                       See Notes to Financial Statements.

                              Government Reserves
                              PORTFOLIO OF INVESTMENTS
THE GALAXY FUND               January 31, 1999 (unaudited)

                                              Value
   Par Value                                (Note 2)
   ---------                                --------
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 87.59%

              Federal National
              Mortgage Association (A) - 32.31%

$  5,000,000  4.90%, 02/02/99.......... $   4,999,308
   5,000,000  4.97%, 02/05/99..........     4,997,242
   5,000,000  5.04%, 02/08/99..........     4,995,100
   3,000,000  5.03%, 02/11/99..........     2,995,808
   5,000,000  5.06%, 02/16/99..........     4,989,458
   7,000,000  5.02%, 02/18/99..........     6,983,406
   5,000,000  4.98%, 03/03/99..........     4,979,250
   5,000,000  4.79%, 03/05/99..........     4,978,711
   7,000,000  4.98%, 03/10/99..........     6,964,208
   5,000,000  4.56%, 04/01/99..........     4,960,912
                                         ------------
                                           51,843,403
                                         ------------

              Federal Home Loan
              Mortgage Corporation - 27.93%

   5,000,000  4.99%, 02/05/99 (A)......     4,997,228
   5,000,000  5.00%, 02/10/99 (A)......     4,993,750
   5,000,000  5.09%, 02/25/99 (A)......     4,983,050
   5,000,000  5.03%, 02/26/99 (A)......     4,982,535
   5,000,000  4.95%, 03/26/99 (A)......     4,963,342
   5,000,000  4.78%, 03/30/99 (A)......     4,962,198
   5,000,000  4.68%, 04/22/99 (A)......     4,948,000
  10,000,000  4.96%, 08/27/99 (B)......     9,991,826
                                         ------------
                                           44,821,929
                                         ------------

              Federal Home Loan Bank - 24.23%

   5,000,000  5.03%, 02/03/99 (A)......     4,998,603
   5,000,000  5.04%, 02/10/99 (A)......     4,993,700
   9,000,000  4.97%, 02/12/99 (A)......     8,986,332
   5,000,000  4.93%, 02/19/99 (A)......     4,987,675
   5,000,000  4.68%, 03/26/99 (A)......     4,965,550
   5,000,000  4.68%, 04/21/99 (A)......     4,948,650
   5,000,000  4.86%, 09/08/99 (B)......     4,998,217
                                         ------------
                                           38,878,727
                                         ------------

              Federal Farm Credit Bank - 3.12%

   5,000,000  4.90%, 03/01/99..........     5,000,596
                                         ------------
              Total U.S. Government and
              Agency Obligations.......   140,544,655
              (Cost $140,544,655)        ------------

                                              Value
   Par Value                                (Note 2)
   ---------                                --------
REPURCHASE AGREEMENT - 9.84%

$ 15,782,000  J.P. Morgan Repurchase
              Agreement, 4.72%, 02/01/99,
              Dated 01/29/99
              Repurchase Price $15,788,208
              (Collateralized by
              U.S. Treasury Note
              5.625%, Due 10/31/99;
              Total Par $15,767,000
              Market Value $16,097,867)  $ 15,782,000
                                         ------------
              Total Repurchase
              Agreement................    15,782,000
              (Cost $15,782,000)         ------------

    Shares
  ----------
INVESTMENT COMPANIES - 2.70%

   2,699,673  Dreyfus Government
              Money Market Fund........     2,699,673
   1,628,285  Federated Government
              Obligation Money
              Market Fund..............     1,628,285
                                         ------------
              Total Investment
              Companies................     4,327,958
              (Cost $4,327,958)          ------------

Total Investments - 100.13%............   160,654,613
(Cost $160,654,613)*                     ------------

Net Other Assets and Liabilities -
   (0.13)%  ...........................      (208,999)
                                         ------------
Net Assets - 100.00%...................  $160,445,614
                                         ============

-------------------------------
*   Aggregate cost for federal tax purposes.

(A) Discount yield at time of purchase.

(B) Interest is reset at various time intervals. The interest rate shown reflects the rate in effect at January 31, 1999.

                       See Notes to Financial Statements.

                              Tax-Exempt Reserves
                              PORTFOLIO OF INVESTMENTS
THE GALAXY FUND               January 31, 1999 (unaudited)

                                              Value
   Par Value                                (Note 2)
   ---------                                --------
MUNICIPAL SECURITIES - 101.60%

              Alabama - 3.83%

$  3,600,000  Chatom, IDB, PCR
              Alabama Electric Cooperative
              3.05%, 02/02/99
              Guaranteed: National Rural
              Utilities CFC............ $   3,600,000
   2,200,000  Montgomery, IDB, PCR
              Solid Waste Disposal
              General Electric Co. Project
              2.85%, 02/04/99..........     2,200,000
                                        -------------
                                            5,800,000
                                        -------------

              Alaska - 2.38%

   2,000,000  Valdez Marine Terminal
              Revenue Exxon Pipeline Co.
              Project, Series B
              3.15%, 12/01/33 (A)
              Guaranteed:  Exxon Corp..     2,000,000
   1,600,000  Valdez Marine Terminal
              Revenue Exxon Pipeline Co.
              Project, Series C
              3.15%, 12/01/33 (A)
              Guaranteed:  Exxon Corp..     1,600,000
                                        -------------
                                            3,600,000
                                        -------------

              Florida - 2.05%

   3,100,000  University Athletic
              Association, Inc. Capital
              Improvement Revenue
              University of Florida
              Stadium Project
              3.30%, 02/01/20 (A)
              LOC: SunTrust Bank of
              Central Florida..........     3,100,000
                                        -------------

              Idaho - 1.98%

   3,000,000  Idaho State HFA
              Pooled Financing Program
              2.80%, 10/01/10 (A)
              LOC,SPA:
              U.S. Bank of Idaho.......     3,000,000
                                        -------------

                                              Value
   Par Value                                (Note 2)
   ---------                                --------
              Illinois - 3.96%

$  3,000,000  Chicago, GO
              Tender Notes
              3.55%, 01/31/00
              LOC: Morgan
              Guaranty Trust........... $   3,001,498
   3,000,000  Illinois Educational
              Facilities Authority
              Pooled Financing Program
              Series 95
              3.15%, 02/04/99
              LOC: Northern Trust
              Company..................     3,000,000
                                        -------------
                                            6,001,498
                                        -------------

              Indiana - 4.65%

   2,000,000  Indiana State Development
              Finance Authority,
              Environmental Revenue
              USX Corp. Project
              3.00%, 12/01/22 (A)
              LOC: Bank of Nova Scotia.     2,000,000
   3,000,000  Mt. Vernon, Industrial
              Pollution Control & Solid
              Waste Disposal Revenue
              General Electric Co. Project
              Series A
              3.00%, 12/01/22 (A)
              LOC: Bank of Nova Scotia.     3,000,000
   2,050,000  Sullivan, Industrial PCR
              Hoosier Energy Rural
              Electric Cooperative, Series L-6
              3.15%, 02/18/99 (A)
              Guaranteed: National Rural
              Utilities, CFC...........     2,050,000
                                        -------------
                                            7,050,000
                                        -------------

              Kentucky - 3.96%

   6,000,000  Kentucky Economic
              Development Finance
              Authority, Hospital
              Facility Revenue, Baptist
              Healthcare System
              2.85%, 08/15/31 (A)
              LOC: Canadian Imperial
              Bank of Commerce.........     6,000,000
                                        -------------

                       See Notes to Financial Statements.

                              Tax-Exempt Reserves
                              PORTFOLIO OF INVESTMENTS (continued)
THE GALAXY FUND               January 31, 1999 (unaudited)

                                              Value
   Par Value                                (Note 2)
   ---------                                --------
              Louisiana - 7.82%

$  3,500,000  Ascension Parish, PCR
              Shell Oil Co.
              2.60%, 05/01/26 (A)
              Guaranteed: Shell Oil Co.   $ 3,500,000
   1,500,000  Lake Charles Harbor &
              Terminal District
              Revenue Updates
              Reynolds Metals Co. Project
              2.75%, 05/01/06 (A)
              LOC: Canadian Imperial
              Bank of Commerce.........     1,500,000
   1,850,000  Louisiana State Offshore
              Terminal Authority,
              Deepwater Port Revenue
              Loop, Inc., 1st Stage
              3.15%, 09/01/06 (A)
              LOC: UBSAG...............     1,850,000
   5,000,000  St. James Parish, PCR
              2.90%, 02/25/99
              Guaranteed: Texaco, Inc..     5,000,000
                                           ----------
                                           11,850,000
                                           ----------

              Maryland - 1.33%

   2,000,000  Baltimore County, GO
              5.00%, 06/01/99..........     2,013,995
                                           ----------

                                              Value
   Par Value                                (Note 2)
   ---------                                --------
              Massachusetts - 10.51%

   3,000,000  Massachusetts State, GO
              Series B
              2.60%, 09/01/16 (A)
              SPA: Toronto
              Dominion Bank............     3,000,000
   3,500,000  Massachusetts State, HEFA
              Capital Asset Program
              Series A
              2.30%, 01/01/01 (A)
              LOC: First National
              Bank of Chicago..........     3,500,000
   2,900,000  Massachusetts State
              Housing Finance Agency
              Multi-Family, Series A
              2.60%, 12/01/25 (A)
              Insured: GNMA
              SPA: Republic National
              Bank of New York.........     2,900,000

              Massachusetts (continued)

                                              Value
   Par Value                                (Note 2)
   ---------                                --------
$  1,500,000  Massachusetts State Water
              Resource Authority,
              Subordinated General
              Purpose, Series A
              2.60%, 04/01/28 (A)
              Insured: AMBAC
              SPA: Bank of Nova Scotia. $   1,500,000
   2,000,000  Natick, BAN Lot A, GO
              3.25%, 08/06/99..........     2,003,295
   3,000,000  Stoneham, BAN, GO
              3.25%, 11/16/99..........     3,008,048
                                        -------------
                                           15,911,343
                                        -------------

              Michigan - 2.64%

   4,000,000  Michigan State University
              Revenue, Series A-2
              2.75%, 08/15/22 (A)......     4,000,000
                                        -------------

              Minnesota - 2.31%

   3,500,000  New ULM, Hospital Facility
              Revenue,
              Health Central System
              3.05%, 08/01/14 (A)
              LOC: Norwest Bank
              of Minnesota.............     3,500,000
                                        -------------

              Missouri - 4.59%

   4,100,000  Jackson County
              Water System Revenue
              3.55%, 11/01/24 (A)
              Guaranteed: Chevron Corp. .   4,100,000
   2,850,000  Missouri State Higher
              Education Loan Authority
              Student Loan Revenue
              Series CC
              2.95%, 08/15/99 (A)......     2,850,000
                                        -------------
                                            6,950,000
                                        -------------
              Nevada - 1.12%

   1,700,000  Reno Hospital Revenue
              St. Mary's Regional Medical
              Center, Series B
              3.25%, 05/15/23 (A)
              Insured: MBIA
              SPA: Rabobank
              Nederland NV.............     1,700,000
                                           ----------

                       See Notes to Financial Statements.

                              Tax-Exempt Reserves
                              PORTFOLIO OF INVESTMENTS (continued)
THE GALAXY FUND               January 31, 1999 (unaudited)

                                              Value
   Par Value                                (Note 2)
   ---------                                --------
              New Mexico - 3.97%

$  2,000,000  Farmington, PCR
              Arizona Public Service Co.,
              Series B
              3.15%, 09/01/24 (A)
              LOC: Barclay's Bank PLC.. $   2,000,000
   4,000,000  New Mexico State, TRAN
              Series A
              3.75%, 06/30/99..........     4,012,392
                                        -------------
                                            6,012,392
                                        -------------

              New York - 5.65%

   2,800,000  Long Island Power Authority
              New York Electric System
              Revenue, Series 6
              3.20%, 05/01/33 (A)
              LOC: ABN-AMRO,
              Morgan Guaranty Trust....     2,800,000
   1,250,000  New York State Energy
              Research and Development
              Authority, PCR, New York
              State Electric & Gas, Series B
              3.20%, 10/15/15 (A)
              LOC: UBS AG..............     1,250,000
   1,000,000  New York State Energy
              Research and Development
              Authority, PCR, New York
              State Electric & Gas, Series C
              3.20%, 06/01/29 (A)
              LOC: Morgan
              Guaranty Trust...........     1,000,000
   3,500,000  New York State Local
              Government Assistance Corp.
              Series F
              2.35%, 04/01/25 (A)
              LOC: Toronto
              Dominion Bank............     3,500,000
                                        -------------
                                            8,550,000
                                        -------------

              North Carolina - 3.96%

   3,500,000  Wake County Industrial Facilities &
              Pollution Control Financing Authority
              Carolina Power & Light Co. Project
              3.05%, 03/11/99
              LOC: First National Bank
              of Chicago...............     3,500,000
                                        -------------

                                              Value
   Par Value                                (Note 2)
   ---------                                --------
              North Carolina (continued)

$  2,500,000  Wake County Industrial
              Facility & Pollution Control
              Financing Authority, Carolina
              Power & Light Co. Project
              3.30%, 03/01/17 (A)(B)
              LOC: First Union
              National Bank............ $   2,500,000
                                        -------------
                                            6,000,000
                                        -------------

              Pennsylvania - 3.17%

   1,000,000  Beaver County, IDA, PCR
              Duquesne-Beaver Valley
              Series A
              2.70%, 08/01/20 (A)
              LOC: Barclays Bank Plc...     1,000,000
   1,300,000  Beaver County, IDA PCR
              Duquesne-Mansfield, Series B
              2.70%, 08/01/09 (A)
              LOC: Barclays Bank Plc...     1,300,000
   1,500,000  Delaware County, IDA, PCR
              Philadelphia Electric
              Series 88-C
              3.30%, 02/10/99
              Insured: FGIC............     1,500,000
              Pennsylvania (continued)
   1,000,000  Lehigh County
              General Purpose Authority
              Revenue Lehigh Valley
              Hospital, Series A
              3.15%, 07/01/28 (A)
              Insured: AMBAC
              SPA: Chase Manhattan
              Bank, N.A................     1,000,000
                                        -------------
                                            4,800,000
                                        -------------

              South Carolina - 2.93%

   2,465,000  South Carolina Jobs
              Economic Development
              Authority, St. Francis Hospital
              3.25%, 07/01/22 (A)
              LOC: Chase Manhattan
              Bank, N.A................     2,465,000

                       See Notes to Financial Statements.

                              Tax-Exempt Reserves
                              PORTFOLIO OF INVESTMENTS (continued)
THE GALAXY FUND               January 31, 1999 (unaudited)

                                              Value
   Par Value                                (Note 2)
   ---------                                --------
              South Carolina (continued)

$  1,955,000  South Carolina State
              Capital Improvement, GO
              Series A
              5.00%, 07/01/99.......... $   1,971,761
                                          -----------
                                            4,436,761
                                          -----------

              Texas - 15.49%

   1,100,000  Dallas, GO
              5.90%, 02/15/00..........     1,132,305
   2,600,000  Grapevine, IDC
              American Airlines, Series B4
              3.25%, 12/01/24 (A)
              LOC: Morgan Guaranty Trust    2,600,000
   3,700,000  Gulf Coast Waste Disposal
              Authority PCR,
              Amoco Oil Co. Project
              3.15%, 10/01/17 (A)
              Guaranteed: Amoco Oil Co. ..  3,700,000
   2,300,000  Gulf Coast Waste Disposal
              Authority, PCR, Exxon Project
              3.10%, 10/01/24 (A)
              Guaranteed: Exxon Corp...     2,300,000
   1,200,000  Harris County, IDC
              Baytank Houston, Inc. Project
              2.65%, 02/01/20 (A)
              LOC: Rabobank Nederland..     1,200,000
   5,000,000  Hockley County, IDC, PCR
              Amoco Project
              3.00%, 11/01/19 (A)......     5,002,381
   1,000,000  North Central HFDC
              Hospital Revenue
              Presbyterian Medical Center
              Series D
              3.25%, 12/01/15 (A)
              Insured: MBIA
              SPA: NationsBank.........     1,000,000
   3,500,000  Plano, HFDC, Hospital
              Revenue Updates Childrens &
              Presbyterian Hospital
              3.00%, 02/24/99
              Insured: MBIA
              SPA: Texas Commerce
              Bank, N.A................     3,500,000
   3,000,000  Texas State, TRAN, GO
              4.50%, 08/31/99..........     3,020,891
                                          -----------
                                           23,455,577
                                          -----------

                                              Value
   Par Value                                (Note 2)
   ---------                                --------
              Utah - 0.66%

$  1,000,000  Utah State, GO
              4.40%, 07/01/99.......... $   1,005,301
                                          -----------

              Virginia - 2.71%

   2,000,000  Peninsula Ports Authority
              Coal Terminal Revenue
              Dominion Terminal Project
              Series A
              3.00%, 07/01/16 (A)
              LOC: Barclays Bank Plc...     2,000,000
   2,100,000  Peninsula Ports Authority
              Coal Terminal Revenue
              Dominion Terminal Project
              Series C
              3.25%, 07/01/16 (A)
              LOC: Barclays Bank Plc...     2,100,000
                                          -----------
                                            4,100,000
                                          -----------

              Washington - 3.32%

   4,955,000  Washington State, GO
              Series R-92C
              5.30%, 09/01/99..........     5,024,071
                                          -----------

              Wisconsin - 2.32%

   3,500,000  Wisconsin State, GO
              Series 2
              4.85%, 05/01/99..........     3,517,203
                                          -----------

              Wyoming - 4.29%

   2,000,000  Kemmerer, PCR
              Exxon Project
              3.15%, 11/01/14 (A)
              Guaranteed: Exxon Corp...     2,000,000
   4,500,000  Uinta County, PCR
              Chevron USA, Inc. Project
              3.15%, 12/01/22 (A)
              Guaranteed: Chevron Corp. ..  4,500,000
                                          -----------
                                            6,500,000
                                          -----------
              Total Municipal Securities  153,878,141
              (Cost $153,878,141)         -----------

                       See Notes to Financial Statements.

                              Tax-Exempt Reserves
                              PORTFOLIO OF INVESTMENTS (continued)
THE GALAXY FUND               January 31, 1999 (unaudited)

                                              Value
    Shares                                  (Note 2)
   ---------                                --------
INVESTMENT COMPANIES - 2.73%

     250,000  Dreyfus Tax Exempt Cash.. $     250,000
              Management
   3,880,605  Federated Investors
              Tax-Free Obligations
              Fund.....................     3,880,605
                                        -------------
              Total Investment
              Companies................     4,130,605
              (Cost $4,130,605)         -------------

Total Investments - 104.33%............   158,008,746
(Cost $158,008,746)*                    -------------

Net Other Assets and Liabilities -
  (4.33)%..............................    (6,555,624)
                                        -------------
Net Assets - 100.00%................... $ 151,453,122
                                        =============

-------------------------------
*        Aggregate cost for federal tax purposes.
(A) Variable rate demand notes are payable upon not more than one, seven or thirty business days notice. Put bonds and notes have demand features which mature within one year. The interest rate shown reflects the rate in effect at January 31, 1999.
(B)      Subject to AMT.

AMBAC    American Municipal Bond Assurance Corp.
BAN      Bond Anticipation Notes
FGIC     Federal Guaranty Insurance Corp.
GNMA     Government National Mortgage Association
GO       General Obligation
HEFA     Health and Educational Facilities Authority
HFA      Health Facilities Authority
HFDC     Health Facilities Development Authority
IDA      Industrial Development Authority
IDB      Industrial Development  Board
IDC      Industrial Development Corp.
LOC      Letter of Credit
MBIA     Municipal Bond Insurance Association
PCR      Pollution Control Revenue
SPA      Stand-by Purchase Agreement
TRAN     Tax and Revenue Anticipation Notes

                       See Notes to Financial Statements.

                              STATEMENTS OF ASSETS AND LIABILITIES
THE GALAXY FUND               January 31, 1999 (unaudited)

                                                        Prime         Government       Tax-Exempt
                                                       Reserves        Reserves         Reserves
                                                   --------------   --------------   --------------
ASSETS:

   Investments (Note 2):
     Investments at cost .......................   $3,804,182,339   $  144,872,613   $  158,008,746
     Repurchase agreements .....................      100,316,000       15,782,000               --
                                                   --------------   --------------   --------------
       Total investments at value ..............    3,904,498,339      160,654,613      158,008,746
   Cash ........................................           52,248           22,836               --
   Interest and dividend receivables ...........        5,039,251          169,187          804,965
                                                   --------------   --------------   --------------
     Total Assets ..............................    3,909,589,838      160,846,636      158,813,711
                                                   --------------   --------------   --------------

LIABILITIES:

   Dividends payable ...........................        5,681,590          240,272          102,664
   Payable for investments purchased ...........               --               --        6,954,204
   Advisory fee payable (Notes 3 & 4) ..........        1,192,379           58,020           49,746
   Distribution and service fee payable (Note 3)        1,492,110           58,020           51,269
   Payable to Administrator (Notes 3 & 4) ......          263,020           13,967           12,673
   Trustees' fees and expenses payable (Note 3)            13,826              648              605
   Payable to custodian ........................               --               --          162,266
   Accrued expenses and other payables .........          905,281           30,095           27,162
                                                   --------------   --------------   --------------
      Total Liabilities ........................        9,548,206          401,022        7,360,589
                                                   --------------   --------------   --------------
NET ASSETS .....................................   $3,900,041,632   $  160,445,614   $  151,453,122
                                                   ==============   ==============   ==============

NET ASSETS consist of:
   Par value (Note 5) ..........................   $    3,900,042   $      160,446   $      151,453
   Paid-in capital in excess of par value ......    3,896,141,590      160,285,168      151,301,669
                                                   --------------   --------------   --------------
TOTAL NET ASSETS ...............................   $3,900,041,632   $  160,445,614   $  151,453,122
                                                   ==============   ==============   ==============

Shares of beneficial interest outstanding ......    3,900,041,632      160,445,614      151,453,122

NET ASSET VALUE:
   offering and redemption price per share
   (Net Assets [division sign] Shares
   Outstanding) ................................   $         1.00   $         1.00   $         1.00
                                                   ==============   ==============   ==============

                       See Notes to Financial Statements.

                              STATEMENTS OF OPERATIONS
THE GALAXY FUND               For the period ended January 31, 1999 (unaudited)

                                                       Prime         Government       Tax-Exempt
                                                     Reserves(1)     Reserves(1)      Reserves(1)
                                                   --------------   --------------   --------------
INVESTMENT INCOME:
   Interest  (Note 2) ..........................   $   67,669,801   $    2,892,677   $    1,610,250
   Dividends (Note 2) ..........................          310,802           91,006           33,318
                                                   --------------   --------------   --------------
     Total investment income ...................       67,980,603        2,983,683        1,643,568
                                                   --------------   --------------   --------------
EXPENSES:
   Investment advisory fee (Note 3) ............        4,712,040          232,616          205,800
   Administration fee (Note 3) .................          980,662           43,616           38,587
   Custody fee .................................           27,299            5,509            6,677
   Fund accounting fee (Note 3) ................           39,640           10,758            9,946
   Legal fee ...................................           45,324            2,036            3,992
   Audit fee ...................................           10,760           10,760           10,760
   Trustees' fee (Note 3) ......................           28,778            1,279            1,212
   Transfer agent fee (Note 3) .................            1,973            1,800            1,799
   Distribution and service fee (Note 3) .......        5,883,973          232,616          205,800
   Reports to shareholders .....................          462,214           13,810           11,086
   Registration fees ...........................          392,887           17,878           15,755
   Miscellaneous ...............................           15,631              971              923
                                                   --------------   --------------   --------------
     Total expenses before reimbursement/waiver        12,601,181          573,649          512,337
     Less: reimbursement/waiver (Note 4) .......               --               --           (1,523)
                                                   --------------   --------------   --------------
     Total expenses net of reimbursement/waiver        12,601,181          573,649          510,814
                                                   --------------   --------------   --------------
NET INVESTMENT INCOME ..........................       55,379,422        2,410,034        1,132,754
                                                   --------------   --------------   --------------
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS ......................   $   55,379,422   $    2,410,034   $    1,132,754
                                                   ==============   ==============   ==============

------------------------------------
(1) The Funds commenced operations on September 22, 1998.

                       See Notes to Financial Statements.

THE GALAXY FUND               STATEMENTS OF CHANGES IN NET ASSETS

                                                       Prime            Government        Tax-Exempt
                                                     Reserves(1)        Reserves(1)       Reserves(1)
                                                  ----------------   ----------------  -----------------
                                                    Period ended       Period ended       Period ended
                                                  January 31, 1999   January 31, 1999   January 31, 1999
                                                     (unaudited)        (unaudited)        (unaudited)
                                                  ----------------   ----------------  -----------------
NET ASSETS at beginning of period (A) ..........   $           10   $           10     $           10
                                                   --------------   --------------     --------------

Increase in Net Assets resulting from operations:
   Net investment income .......................       55,379,422        2,410,034          1,132,754
                                                   --------------   --------------     --------------
     Net increase in net assets
       resulting from operations ...............       55,379,422        2,410,034          1,132,754
                                                   --------------   --------------     --------------

Dividends to shareholders from:
   Net investment income .......................      (55,379,422)      (2,410,034)        (1,132,754)
                                                   --------------   --------------     --------------
     Total Dividends ...........................      (55,379,422)      (2,410,034)        (1,132,754)
                                                   --------------   --------------     --------------

Share Transactions:
   Net proceeds from sale of shares ............   10,171,509,934      329,051,880        341,773,767
   Issued to shareholders in
     reinvestment of dividends .................       49,697,832        1,586,384          1,030,090
   Cost of shares repurchased ..................   (6,321,166,144)    (170,192,660)      (191,350,745)
                                                   --------------   --------------     --------------
     Net increase from share transactions ......    3,900,041,622      160,445,604        151,453,112
                                                   --------------   --------------     --------------
     Net increase in net assets ................    3,900,041,622      160,445,604        151,453,112
                                                   --------------   --------------     --------------

NET ASSETS at end of period ....................   $3,900,041,632   $  160,445,614     $  151,453,122
                                                   ==============   ==============     ==============



OTHER INFORMATION:
Share Transactions:
   Sold ........................................   10,171,509,934      329,051,880        341,773,767
   Issued to shareholders in
     reinvestment of dividends .................       49,697,832        1,586,384          1,030,090
   Repurchased .................................   (6,321,166,144)    (170,192,660)      (191,350,745)
                                                   --------------   --------------     --------------
     Net increase in shares outstanding ........    3,900,041,622      160,445,604        151,453,112
                                                   ==============   ==============     ==============

--------------------------------------

(1) The Funds commenced operations on September 22, 1998.

(A) Amounts represent initial seed money.

                       See Notes to Financial Statements.

                              FINANCIAL HIGHLIGHTS
THE GALAXY FUND               For a Share outstanding throughout the period

                                                       Prime             Government           Tax-Exempt
                                                     Reserves(1)         Reserves(1)          Reserves(1)
                                                  ----------------    ----------------     ----------------
                                                    Period ended        Period ended         Period ended
                                                  January 31, 1999    January 31, 1999     January 31, 1999
                                                     (unaudited)         (unaudited)          (unaudited)
                                                  ----------------    ----------------     ----------------
Net Asset Value, Beginning of Period ...........   $     1.00             $   1.00             $   1.00
                                                   ----------             --------             --------
Income from Investment Operations:
   Net investment income(A) ....................         0.02                 0.01                 0.01
                                                   ----------             --------             --------
       Total from Investment Operations ........         0.02                 0.01                 0.01
                                                   ----------             --------             --------

Less Dividends:
   Dividends from net investment income ........        (0.02)               (0.01)               (0.01)
                                                   ----------             --------             --------
       Total Dividends .........................        (0.02)               (0.01)               (0.01)
                                                   ----------             --------             --------

Net increase (decrease) in net asset value .....           --                   --                   --
                                                   ----------             --------             --------
Net Asset Value, End of Period .................   $     1.00             $   1.00             $   1.00
                                                   ==========             ========             ========

Total Return ...................................         1.53%**              1.50%**              0.80%**

Ratios/Supplemental Data:
Net Assets, End of Period (000's) ..............   $3,900,042             $160,446             $151,453
Ratios to average net assets:
   Net investment income
     including reimbursement/waiver ............         4.24%*               4.14%*               2.20%*
   Operating expenses including
     reimbursement/waiver ......................         0.96%*               0.99%*               0.99%*
   Operating expenses excluding
     reimbursement/waiver ......................         0.96%*               0.99%*               1.00%*

--------------------------------------------------------------------------------

*        Annualized

**       Not annualized

(1)      The Funds commenced operations on September 22, 1998.

(A) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or Administrator for the period ended January 31, 1999 was $0.02, $0.01 and $0.01 for the Prime Reserves, Government Reserves and Tax-Exempt Reserves, respectively.

                       See Notes to Financial Statements.

                              NOTES TO FINANCIAL STATEMENTS
THE GALAXY FUND               (unaudited)

1.     Organization

The Galaxy Fund, a Massachusetts business trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended, (the "1940 Act"), as an open-end management investment company. As of the date of this report, the Trust offered twenty-nine managed investment portfolios. The accompanying financial statements and financial highlights are those of the Prime Reserves, Government Reserves and Tax-Exempt Reserves Funds (individually, a "Fund", collectively, the "Funds") only.

2.     Significant Accounting Policies

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with generally accepted accounting principles consistently followed by the Funds in the preparation of their financial statements.

Portfolio Valuation: Securities in the Funds are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

Securities Transactions and Investment Income: Securities transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest and dividend income is recorded on the accrual basis.

Dividends to Shareholders: Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

Federal Income Taxes: The Trust treats each Fund as a separate entity for Federal income tax purposes. Each Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, each Fund will not be subject to Federal income taxes to the extent that it distributes substantially all of its taxable or tax-exempt income, if any, for its tax year ending July 31. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains, and certain other amounts, if any, each Fund will not be subject to a Federal excise tax. Therefore, no Federal income or excise tax provision is recorded.

Repurchase Agreements: Each Fund may engage in repurchase agreement transactions with institutions that the Trust's investment advisor has determined are creditworthy pursuant to guidelines established by the Trust's Board of Trustees. Each repurchase agreement transaction is recorded at cost plus accrued interest. Each Fund requires that the securities collateralizing a repurchase agreement transaction be transferred to the Trust's custodian in a manner that is intended to enable the Fund to obtain those securities in the event of a counterparty default. The value of the collateral securities is monitored daily to ensure that the value of the collateral, including accrued interest, equals or exceeds the repurchase price.

Repurchase agreement transactions involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restric-

THE GALAXY FUND               (unaudited)

tions upon a Fund's ability to dispose of the underlying securities, and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Expenses: The Trust accounts separately for the assets, liabilities and operations of each Fund. Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one fund of the Trust are allocated among the respective funds.

3.     Investment Advisory, Administration,
       Distribution, Shareholder Services and
       Other Fees

The Trust and Fleet Investment Advisors Inc. (the "Investment Advisor" or "Fleet"), an indirect wholly-owned subsidiary of Fleet Financial Group, Inc., are parties to an investment advisory agreement under which the Investment Advisor provides services for a fee, computed daily and paid monthly, at the annual rate of 0.40% of the first $750,000,000 of each Fund's average daily net assets, plus 0.35% of each Fund's average daily net assets in excess of $750,000,000.

The Trust and First Data Investor Services Group, Inc. ("Investor Services Group"), a wholly-owned subsidiary of First Data Corporation, are parties to an administration agreement under which Investor Services Group (the "Administrator") provides services for a fee, computed daily and paid monthly, at the annual rate of 0.09% of the first $2.5 billion of the combined average daily net assets of the Funds and the other funds offered by the Trust (whose financial statements are provided in separate reports), 0.085% of the next $2.5 billion of combined average daily net assets, 0.075% of the next $7 billion of combined average daily net assets, 0.065% of the next $3 billion of combined average daily net assets, 0.06% of the next $3 billion of combined average daily net assets and 0.0575% of combined average daily net assets in excess of $18 billion.

In addition, Investor Services Group also provides certain fund accounting, custody administration and transfer agency services pursuant to certain fee arrangements. In accordance with such fee arrangements, Investor Services Group compensates the Trust's custodian bank, The Chase Manhattan Bank, for its services.

First Data Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of Investor Services Group, serves as the distributor of the Trust's shares.

The Trust has adopted a distribution and services plan (the "Plan") with respect to the Funds. Under the Plan, the Trust may pay (i) the Distributor or another person for distribution services provided and expenses assumed and (ii) broker-dealers or other financial institutions ("Service Organizations") for shareholder administrative support services provided to shareholders of the Funds. Payments by the Trust for distribution expenses may not exceed an annual rate of 0.75% of the average daily net assets of a Fund and payments for shareholder administrative support services may not exceed 0.25% of the average daily net assets of a Fund's outstanding shares which are owned of record or beneficially by a Service Organization's customers for whom the Service Organization is the owner of record or shareholder of record or with whom it has a servicing relationship. The Trust is currently limiting payments under the Plan to an aggregate fee of not more than 0.45% of the average daily net asset value of the Prime Reserves and not more than 0.40% of the average daily net assets of the Government Reserves and Tax-Exempt Reserves.

THE GALAXY FUND               (unaudited)

For the period ended January 31, 1999, the Funds paid fees under the Plan as follows:

                         Shareholder
  Fund                    Services          Distribution
  ----                    --------          ------------
Prime Reserves ........  $1,961,324          $3,922,649
Government Reserves ...      58,154             174,462
Tax-Exempt Reserves ...      51,450             154,350

Certain officers of the Trust may be officers of the Administrator. Such officers receive no compensation from the Trust for serving in their respective roles. No officer, director or employee of the Investment Advisor serves as an officer, trustee or employee of the Trust. Effective March 5, 1998, each Trustee is entitled to receive for services as a trustee of the Trust, The Galaxy VIP Fund ("VIP") and Galaxy Fund II ("Galaxy II") an aggregate fee of $40,000 per annum plus certain other fees for attending or participating in meetings as well as reimbursement for expenses incurred in attending meetings. The Chairman of the Boards of Trustees and the President and Treasurer of the Trust, VIP and Galaxy II are also entitled to additional fees for their services in these capacities. These fees are allocated among the funds of the Trust, VIP and Galaxy II, based on their relative net assets.

Each Trustee is eligible to participate in The Galaxy Fund/The Galaxy VIP Fund/Galaxy Fund II Deferred Compensation Plan (the "Compensation Plan"), an unfunded, non-qualified deferred compensation plan. The Compensation Plan allows each Trustee to defer receipt of all or a percentage of fees which otherwise would be payable for services performed.

Expenses for the period ended January 31, 1999 include legal fees paid to Drinker Biddle & Reath LLP. A partner of that firm is Secretary of the Trust.

4.     Waiver of Fees and
       Reimbursement of Expenses

The Investment Advisor voluntarily agreed to waive a portion of its fees and/or reimburse the Funds for certain expenses so that total expenses would not exceed certain expense limitations established for each Fund. The Investment Advisor, at its discretion, may revise or discontinue the voluntary fee waivers and/or expense reimbursements at any time. For the period ended January 31, 1999, the Investment Advisor reimbursed expenses in the amount of $1,523 for the Tax-Exempt Reserves.

5.     Shares of Beneficial Interest

     The Trust's Declaration of Trust authorizes the Trustees to issue an unlimited number of shares of beneficial interest in the Funds, each with a par value of $0.001. The Trust's shares are classified into thirty classes of shares, each consisting of one or more series including: Class BB Shares - Prime Reserves; Class CC Shares - Government Reserves; and Class DD Shares - Tax-Exempt Reserves.

Each share represents an equal proportionate interest in the respective Fund, bears the same fees and expenses and is entitled to such dividends and distributions of income earned as are declared at the discretion of the Trust's Board of Trustees.

Shareholders are entitled to one vote for each full share held and a proportionate fractional vote for each fractional share held, and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of shareholders of a particular class or series.

THE GALAXY FUND               (unaudited)

6.     Change of Accountants

On March 3, 1999, PricewaterhouseCoopers LLP ("PwC") resigned as the Funds' independent auditors. This resignation followed the Trust's January 13, 1999 dismissal of PwC as the independent auditors for the Trust's other funds by action of the Trust's Board of Trustees upon the recommendation of a Special Committee of the Board. During the period September 22, 1998 (commencement of the Funds' operations) through March 3, 1999 (the "Period"), (i) PwC did not issue any report on the Funds' financial statements, (ii) there were no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC, would have caused it to make reference to the subject matter of the disagreements in connection with its report on the financial statements for such period, and (iii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

On March 4, 1999, the Trust by action of its Board of Trustees engaged Ernst & Young LLP ("E&Y") as the independent auditors to audit the Funds' financial statements for the fiscal year ending July 31, 1999. During the Period, neither the Trust, the Funds nor anyone on their behalf has consulted E&Y on items which
(i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Funds' financial statements or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

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
[cover]


Galaxy Money Market Portfolios

The Galaxy Funds


Semi-Annual
Report
January 31, 1999


Galaxy Prime Reserves
Galaxy Tax-Exempt Reserves
Galaxy Government Reserves


[logo:  Galaxy
        Funds]

1/31/99